UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-6194

 NAME OF REGISTRANT:                     UTC North American Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan St., Third
                                         Floor
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Foley & Lardner LLP
                                         555 S. Flower Street
                                         35th Floor
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          800-368-3322

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

UTC North American Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464288620
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  CRED
            ISIN:  US4642886208
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464288596
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  GBF
            ISIN:  US4642885960
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287242
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  LQD
            ISIN:  US4642872422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         UTC North American Fund, Inc.
By (Signature)       /s/ Amoy Van Lowe
Name                 Amoy Van Lowe
Title                President
Date                 08/03/2017